Schedule of accrued expenses (Details) - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Payables and Accruals [Abstract]
Accrued payroll	$ 83,208	$ 844,331
Accrued rental fee	135,197	2,265
Accrued promotion fee	132	9,368
Accrued Interest	992,703	202,405
Amount due to third parties	3,322
Other	323	334
Total	$ 1,214,885	$ 1,058,703